Condensed Consolidating Financial Information - Statements of Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	$ (225.5)	$ (520.8)	$ 611.2	$ 102.8	$ (133.2)
Other comprehensive income (loss), before tax:
Unrealized gains/(losses) on securities	(399.9)	(75.7)	1,659.1	1,655.4	3,377.3
Other-than-temporary impairments	10.9	12.8	52.2	165.4	(44.7)
Pension and other post-employment benefit liability	(3.5)	(3.8)	(21.4)	78.9	(3.9)
Other comprehensive income (loss), before tax	(392.5)	(66.7)	1,689.9	1,899.7	3,328.7
Income tax (benefit) expense related to items of other comprehensive income (loss)	(134.6)	(58.7)	574.2	278.0	1,012.5
Other comprehensive income (loss), after tax	(257.9)	(8.0)	1,115.7	1,621.7	2,316.2
Comprehensive income (loss)	(483.4)	(528.8)	1,726.9	1,724.5	2,183.0
Less: Comprehensive income (loss) attributable to the noncontrolling interest	(13.5)	(15.6)	138.2	190.9	(10.3)
Comprehensive income (loss) attributable to ING U.S., Inc.'s common shareholder	(469.9)	(513.2)	1,588.7	1,533.6	2,193.3
Parent Issuer
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	(212.0)	(505.2)	473.0	(88.1)	(122.9)
Other comprehensive income (loss), before tax:
Unrealized gains/(losses) on securities	(399.9)	(75.7)	1,659.1	1,655.4	3,377.3
Other-than-temporary impairments	10.9	12.8	52.2	165.4	(44.7)
Pension and other post-employment benefit liability	(3.5)	(3.8)	(21.4)	78.9	(3.9)
Other comprehensive income (loss), before tax	(392.5)	(66.7)	1,689.9	1,899.7	3,328.7
Income tax (benefit) expense related to items of other comprehensive income (loss)	(134.6)	(58.7)	574.2	278.0	1,012.5
Other comprehensive income (loss), after tax	(257.9)	(8.0)	1,115.7	1,621.7	2,316.2
Comprehensive income (loss)	(469.9)	(513.2)	1,588.7	1,533.6	2,193.3
Less: Comprehensive income (loss) attributable to the noncontrolling interest	0	0	0	0	0
Comprehensive income (loss) attributable to ING U.S., Inc.'s common shareholder	(469.9)	(513.2)	1,588.7	1,533.6	2,193.3
Subsidiary Guarantor
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	(228.8)	111.5	752.3	442.3	553.8
Other comprehensive income (loss), before tax:
Unrealized gains/(losses) on securities	(137.0)	160.3	1,281.7	901.5	1,823.1
Other-than-temporary impairments	6.9	9.6	30.4	68.2	(26.3)
Pension and other post-employment benefit liability	(0.8)	(0.8)	(3.2)	6.9	(2.7)
Other comprehensive income (loss), before tax	(130.9)	169.1	1,308.9	976.6	1,794.1
Income tax (benefit) expense related to items of other comprehensive income (loss)	(44.9)	42.9	411.9	215.7	395.8
Other comprehensive income (loss), after tax	(86.0)	126.2	897.0	760.9	1,398.3
Comprehensive income (loss)	(314.8)	237.7	1,649.3	1,203.2	1,952.1
Less: Comprehensive income (loss) attributable to the noncontrolling interest	0	0	0	0	0
Comprehensive income (loss) attributable to ING U.S., Inc.'s common shareholder	(314.8)	237.7	1,649.3	1,203.2	1,952.1
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	(215.1)	(527.5)	359.8	773.7	364.2
Other comprehensive income (loss), before tax:
Unrealized gains/(losses) on securities	(397.8)	(78.7)	1,655.9	1,658.7	3,373.7
Other-than-temporary impairments	10.9	13.6	52.2	165.3	(44.8)
Pension and other post-employment benefit liability	(3.4)	(3.7)	(21.4)	78.9	(3.9)
Other comprehensive income (loss), before tax	(390.3)	(68.8)	1,686.7	1,902.9	3,325.0
Income tax (benefit) expense related to items of other comprehensive income (loss)	(133.8)	(69.8)	555.3	455.8	1,011.3
Other comprehensive income (loss), after tax	(256.5)	1.0	1,131.4	1,447.1	2,313.7
Comprehensive income (loss)	(471.6)	(526.5)	1,491.2	2,220.8	2,677.9
Less: Comprehensive income (loss) attributable to the noncontrolling interest	(13.5)	(15.6)	138.2	190.9	(10.3)
Comprehensive income (loss) attributable to ING U.S., Inc.'s common shareholder	(458.1)	(510.9)	1,353.0	2,029.9	2,688.2
Consolidating Adjustments
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	430.4	400.4	(973.9)	(1,025.1)	(928.3)
Other comprehensive income (loss), before tax:
Unrealized gains/(losses) on securities	534.8	(81.6)	(2,937.6)	(2,560.2)	(5,196.8)
Other-than-temporary impairments	(17.8)	(23.2)	(82.6)	(233.5)	71.1
Pension and other post-employment benefit liability	4.2	4.5	24.6	(85.8)	6.6
Other comprehensive income (loss), before tax	521.2	(100.3)	(2,995.6)	(2,879.5)	(5,119.1)
Income tax (benefit) expense related to items of other comprehensive income (loss)	178.7	26.9	(967.2)	(671.5)	(1,407.1)
Other comprehensive income (loss), after tax	342.5	(127.2)	(2,028.4)	(2,208.0)	(3,712.0)
Comprehensive income (loss)	772.9	273.2	(3,002.3)	(3,233.1)	(4,640.3)
Less: Comprehensive income (loss) attributable to the noncontrolling interest	0	0	0	0	0
Comprehensive income (loss) attributable to ING U.S., Inc.'s common shareholder	$ 772.9	$ 273.2	$ (3,002.3)	$ (3,233.1)	$ (4,640.3)